Schedule of Stock Options Outstanding, Activity (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Share Capital Schedule Of Stock Options Outstanding, Activity 1	$ 1,660,500
Share Capital Schedule Of Stock Options Outstanding, Activity 2	3.72
Share Capital Schedule Of Stock Options Outstanding, Activity 3	1,307,500
Share Capital Schedule Of Stock Options Outstanding, Activity 4	2.39
Share Capital Schedule Of Stock Options Outstanding, Activity 5	1,714,000
Share Capital Schedule Of Stock Options Outstanding, Activity 6	2.15
Share Capital Schedule Of Stock Options Outstanding, Activity 7	1,128,500
Share Capital Schedule Of Stock Options Outstanding, Activity 8	4.17
Share Capital Schedule Of Stock Options Outstanding, Activity 9	940,000
Share Capital Schedule Of Stock Options Outstanding, Activity 10	4.96
Share Capital Schedule Of Stock Options Outstanding, Activity 11	616,000
Share Capital Schedule Of Stock Options Outstanding, Activity 12	2.27
Share Capital Schedule Of Stock Options Outstanding, Activity 13	(265,000)
Share Capital Schedule Of Stock Options Outstanding, Activity 14	5.01
Share Capital Schedule Of Stock Options Outstanding, Activity 15	(182,000)
Share Capital Schedule Of Stock Options Outstanding, Activity 16	5.50
Share Capital Schedule Of Stock Options Outstanding, Activity 17	(331,000)
Share Capital Schedule Of Stock Options Outstanding, Activity 18	4.34
Share Capital Schedule Of Stock Options Outstanding, Activity 19	(72,000)
Share Capital Schedule Of Stock Options Outstanding, Activity 20	1.50
Share Capital Schedule Of Stock Options Outstanding, Activity 21	(405,000)
Share Capital Schedule Of Stock Options Outstanding, Activity 22	1.48
Share Capital Schedule Of Stock Options Outstanding, Activity 23	(691,500)
Share Capital Schedule Of Stock Options Outstanding, Activity 24	0.74
Share Capital Schedule Of Stock Options Outstanding, Activity 25	2,452,000
Share Capital Schedule Of Stock Options Outstanding, Activity 26	3.86
Share Capital Schedule Of Stock Options Outstanding, Activity 27	1,660,500
Share Capital Schedule Of Stock Options Outstanding, Activity 28	3.72
Share Capital Schedule Of Stock Options Outstanding, Activity 29	1,307,500
Share Capital Schedule Of Stock Options Outstanding, Activity 30	2.39
Share Capital Schedule Of Stock Options Outstanding, Activity 31	2,452,000
Share Capital Schedule Of Stock Options Outstanding, Activity 32	3.86
Share Capital Schedule Of Stock Options Outstanding, Activity 33	1,660,500
Share Capital Schedule Of Stock Options Outstanding, Activity 34	3.72
Share Capital Schedule Of Stock Options Outstanding, Activity 35	$ 1,307,500
Share Capital Schedule Of Stock Options Outstanding, Activity 36	2.39